Accounts receivable and other receivables (Tables)	12 Months Ended
Mar. 30, 2024
Receivables [Abstract]
Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts receivable, net of allowance for credit losses, at March 30, 2024 and March 25, 2023 consist of the following:

	As of
	March 30, 2024	March 25, 2023
	(In thousands)
Customer trade receivables	$4,992	$6,237
Other receivables	3,463	5,140

	$8,455	$11,377

Schedule of Continuity of Allowance for Doubtful Accounts
Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 27, 2021	$1,249
Provision for credit losses	303
Net write offs	(343)

Balance March 26, 2022	$1,209
Provision for credit losses	538
Net write offs	(493)

Balance March 25, 2023	$1,254

Provision for credit losses	555
Net write offs	(433)

Balance March 30, 2024	$1,376

Summary of Disaggregates the Company's Accounts Receivables and Long-Term Receivables
The
following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables as at March 30, 2024:

	Current	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total

Customer in-house receivables	$5,555	$486	$83	$101	$1,550	$7,775
Other receivables	872	1,369	363	226	797	3,627

	$6,427	$1,855	$446	$327	$2,347	$11,402

The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables as at March 25, 2023:

	Current	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total

Customer in-house receivables	$7,400	$545	$129	$161	$957	$9,192
Other receivables	4,630	106	228	55	420	5,439

	$12,030	$651	$357	$216	$1,377	$14,631